Related Party Transactions (Details Narrative) - Asian Equity Exchange Group Co LTD [Member] - USD ($)	3 Months Ended	7 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Due from a director	$ (14,284)	$ 14,284
Mr. Liu Jun [Member]
Due from a director	14,284
Operating expenses	195,399
Due to related party	$ 195,399